Investments	12 Months Ended
Dec. 31, 2019
Investments
Investments

9.          Investments

	December 31	December 31
	2019	2018

Common shares held	$1,289	$736
Warrants held	40	24

Total investments	1,329	760
Less: current portion	405	351

	$924	$409

As of December 31, 2019, the Corporation held 11,136,644 common shares of Banyan Gold Corp. (“Banyan”) (December 31, 2018 – 8,736,644) and 995,500 common shares of Golden Predator Mining Corp. (“Golden Predator”) (December 31, 2018 – 1,320,500). As of December 31, 2019, the Corporation also held 2,780,822 warrants of Banyan (December 31, 2018 – 6,155,822) with exercise prices of both $0.15 and $0.09 and expiry dates of July 19, 2020 and April 19, 2021. The Corporation also held 300,000 warrants of Golden Predator (December 31, 2018 – 300,000) with an exercise price of $1.00 per share and an expiry date of December 21, 2020.

During the year ended December 31, 2019, the Corporation recorded a pre-tax loss on investments of $3,000 (2018 – $572,000) on warrants held in Banyan and Golden Predator. The Corporation also recorded in other comprehensive income a fair value adjustment loss adjustment, net of tax of $547,000  (2018 – $798,000) on common shares held in Banyan and Golden Predator.